Trade and Other Receivables and Long-Term Receivables - Summary of Long-Term Receivables (Detail) - CAD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Current portion of long-term receivables	$ 201,331	$ 397,060	$ 445,213
Non-current portion of long-term receivables	6,171	343,371	2,091,059
Total long-term receivables	$ 207,502	$ 740,431	$ 2,536,272